Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-interest income
Asset management	$ 29,853	$ 29,225	$ 28,721
Banking	51,920	47,346	49,347
Foreign exchange revenue	43,434	37,180	37,001
Trust	52,873	50,653	51,220
Custody and other administration services	15,232	13,845	12,868
Other non-interest income	4,795	5,610	4,818
Total non-interest income	198,107	183,859	183,975
Interest income
Interest and fees on loans	221,544	230,656	234,032
Investments (none of the investment securities are intrinsically tax-exempt)
Available-for-sale	48,422	50,621	60,686
Held-to-maturity	53,488	58,607	68,735
Deposits with banks and other	1,444	12,125	41,625
Total interest income	324,898	352,009	405,078
Interest expense
Deposits	15,490	25,116	51,486
Long-term debt	9,601	9,294	7,876
Securities sold under agreement to repurchase	0	0	14
Total interest expense	25,091	34,410	59,376
Net interest income before provision for credit losses	299,807	317,599	345,702
Provision for credit recoveries (losses)	3,128	(8,491)	184
Net interest income after provision for credit losses	302,935	309,108	345,886
Net gains (losses) on equity securities	85	658	925
Net realized gains (losses) on available-for-sale investments	(239)	1,220	1,624
Net gains (losses) on other real estate owned	(53)	(104)	(5)
Net other gains (losses)	(1,154)	(552)	223
Total other gains (losses)	(1,361)	1,222	2,767
Total net revenue	499,681	494,189	532,628
Non-interest expense
Salaries and other employee benefits	161,317	173,662	183,659
Technology and communications	63,843	65,156	62,633
Professional and outside services	21,400	21,263	27,952
Property	30,862	29,392	24,181
Indirect taxes	22,091	21,323	21,109
Non-service employee benefits expense	3,888	2,640	5,649
Marketing	4,561	4,443	8,050
Amortization of intangible assets	6,011	5,819	5,451
Other expenses	19,917	20,896	18,240
Total non-interest expense	333,890	344,594	356,924
Net income before income taxes	165,791	149,595	175,704
Income tax benefit (expense)	(3,123)	(2,378)	1,371
Net income	$ 162,668	$ 147,217	$ 177,075
Earnings per common share
Basic earnings per share (in dollars per share)	$ 3.28	$ 2.91	$ 3.33
Diluted earnings per share (in dollars per share)	$ 3.26	$ 2.90	$ 3.30